PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization			¥ (186,963,027)		¥ (220,983,909)
Property and equipment, net (note 5)	$ 15,252,123		112,355,637		98,800,204
Depreciation expense	$ 8,037,828	¥ 52,067,444	41,352,354	¥ 33,177,649
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			117,458,085		121,225,873
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			12,505,340		11,668,389
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			16,048,983		16,208,551
Purchased software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			33,642,596		30,332,813
Capitalized software development costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			116,453,129		140,123,147
Property and equipment, net (note 5)			42,911,873		37,306,440
Depreciation expense		¥ 26,428,410	20,375,208	¥ 15,075,396
Software development projects in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			¥ 3,210,531		¥ 225,340